NOTE 3 - MUSIC INVENTORY (Tables)	6 Months Ended
Nov. 30, 2020
Inventory Disclosure [Abstract]
Music inventory
	November 30, 2020	May 31, 2020
Digital music acquired for use in operations – at cost	$21,489	$21,465
Accumulated depreciation	(15,977)	(14,243)
Music inventory – net	$5,512	$7,222